Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis - Fair Value, Recurring [Member] - USD ($)	Mar. 31, 2023	Dec. 31, 2021
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Derivative liabilities	$ 58,970
Total Liabilities	58,970
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Derivative liabilities
Total Liabilities
Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Derivative liabilities
Total Liabilities
Significant Unobservable Inputs (Level 3) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Derivative liabilities	58,970
Total Liabilities	$ 58,970